EQUITY (Details 3 - RSU Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units (RSUs)
EQUITY
Grants in period (shares)	1,093,015	[1],[2]	1,138,787	1,318,152
Service Based 3 Year Vest [Member]
EQUITY
Grants in period (shares)			340,000	362,070
Service Based 3 Year Vest [Member] | Initial Vest [Member]
EQUITY
Award vesting period	3 years		3 years	3 years
Award vesting rights, percentage	33.00%		33.00%	33.00%
Service Based 3 Year Vest [Member] | Remaining Tranches [Member]
EQUITY
Award vesting period	2 years		2 years	2 years

[1]	Shareholder approval is required to increase the number of shares available under the Company’s 2011 Stock and Incentive Plan to accommodate these new grants.
[2]	Weighted average grant date fair value excludes 360,000 of performance based RSUs for which performance hurdles will be determined in the future.